UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL CASH RESERVES

FORM N-Q

NOVEMBER 30, 2012

Notes to Schedule of Investments (unaudited)

Investments in Prime Cash Reserves Portfolio, at value $9,918,013,517.

1. Organization and significant accounting policies

Western Asset Institutional Cash Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Prime Cash Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (58.8% at November 30, 2012) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

(b) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 101.0%
Asset-Backed Commercial Paper - 2.3%
Straight-A Funding LLC	0.180%	12/11/12	$50,102,000	$50,099,996	(a)(b)
Straight-A Funding LLC	0.180%	12/20/12	242,604,000	242,583,379	(a)(b)
Straight-A Funding LLC	0.180%	12/20/12	63,101,000	63,095,636	(a)(b)
Straight-A Funding LLC	0.180%	12/20/12	26,619,000	26,616,737	(a)(b)

Total Asset-Backed Commercial Paper				382,395,748

Bank Notes - 1.8%
JPMorgan Chase Bank N.A.	0.337%	12/18/12	200,000,000	200,000,000	(c)
Wells Fargo Bank N.A.	0.443%	11/22/13	100,000,000	100,000,000	(c)

Total Bank Notes				300,000,000

Certificates of Deposit - 26.2%
Bank of Montreal	0.350%	12/14/12	197,000,000	197,000,000
Bank of Montreal Chicago	0.290%	2/19/13	30,000,000	30,000,000
Bank of Montreal Chicago	0.270%	4/15/13	50,000,000	50,000,000
Bank of Montreal Chicago	0.290%	5/13/13	50,000,000	50,000,000
Bank of Nova Scotia	0.280%	2/13/13	100,000,000	100,000,000
Bank of Nova Scotia	0.525%	10/18/13	23,400,000	23,439,998	(c)
Bank of Nova Scotia	0.521%	11/18/13	50,000,000	50,099,557	(c)
Bank of Tokyo-Mitsubishi UFJ NY	0.450%	1/31/13	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.500%	2/4/13	220,000,000	220,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.420%	3/18/13	30,000,000	30,000,000
Canadian Imperial Bank	0.340%	1/11/13	170,000,000	170,000,000
Canadian Imperial Bank	0.371%	4/9/13	125,000,000	125,000,000	(c)
Canadian Imperial Bank	0.362%	8/29/13	75,000,000	75,000,000	(c)
Cooperatieve Centrale Raiffeis	0.450%	3/11/13	100,000,000	100,026,671
Cooperatieve Centrale Raiffeis	0.430%	3/18/13	31,000,000	31,001,804
Cooperatieve Centrale Raiffeis	0.300%	5/14/13	100,000,000	100,000,000
Cooperatieve Centrale Raiffeis	0.495%	6/18/13	100,000,000	100,000,000	(c)
Credit Suisse NY	0.330%	4/23/13	250,000,000	250,000,000
Deutsche Bank AG NY	0.540%	2/26/13	166,000,000	166,000,000
DnB NOR Bank ASA	0.290%	4/11/13	150,000,000	149,997,316
DnB NOR Bank ASA	0.300%	5/14/13	150,000,000	150,000,000
Mizuho Corporate Bank Ltd.	0.300%	12/19/12	210,000,000	210,000,000
National Australia Bank of NY	0.534%	3/5/13	75,000,000	75,000,000	(c)
Natixis NY	0.270%	12/14/12	100,000,000	100,000,000
Nordea Bank Finland PLC	0.270%	4/10/13	35,000,000	34,999,379
Oversea Chinese Banking Corp. Ltd.	0.200%	2/4/13	38,600,000	38,597,972
Oversea Chinese Banking Corp. Ltd.	0.200%	2/7/13	16,775,000	16,774,077
Oversea Chinese Banking Corp. Ltd.	0.220%	3/6/13	46,000,000	46,000,000
Royal Bank of Canada	0.429%	4/10/13	100,000,000	100,000,000	(c)
Royal Bank of Canada	0.560%	6/4/13	100,000,000	100,000,000	(c)
Royal Bank of Canada	0.397%	7/11/13	30,000,000	30,000,000	(c)
Royal Bank of Canada NY	0.490%	2/8/13	50,000,000	50,018,515
Skandinaviska Enskilda Banken AB	0.370%	4/3/13	93,250,000	93,249,993
Societe Generale NY	0.300%	12/3/12	150,000,000	150,000,000
Standard Chartered Bank NY	0.360%	1/22/13	200,000,000	200,000,000
State Street Bank & Trust Co.	0.200%	1/14/13	175,000,000	175,000,000
Sumitomo Mitsui Banking Corp.	0.340%	6/3/13	100,000,000	100,000,000
Svenska Handelsbanken AB	0.380%	12/6/12	90,000,000	90,000,000
Svenska Handelsbanken AB	0.390%	1/22/13	125,000,000	125,001,733
Svenska Handelsbanken AB	0.300%	3/18/13	50,000,000	50,000,000
Svenska Handelsbanken AB	0.939%	9/16/13	25,000,000	25,092,409	(c)
Toronto Dominion Bank NY	0.313%	2/4/13	50,000,000	50,000,000	(c)
Toronto Dominion Bank NY	0.320%	3/15/13	110,000,000	110,000,000

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - continued
Toronto Dominion Bank NY	0.314%	7/26/13	$75,000,000	$75,000,000	(c)
Toronto Dominion Bank NY	0.399%	9/13/13	150,000,000	150,000,000	(c)

Total Certificates of Deposit				4,412,299,424

Certificates of Deposit (Euro) - 0.9%
National Australia Bank Ltd.	0.550%	12/5/12	150,000,000	150,000,083

Commercial Paper - 29.4%
ASB Finance Ltd.	0.423%	10/4/13	65,000,000	65,002,407	(b)(c)
Automatic Data Processing Inc.	0.150%	12/6/12	400,000,000	399,995,000	(a)(b)
BNZ International Funding Ltd.	0.300%	4/18/13	85,000,000	84,903,666	(a)(b)
Commonwealth Bank of Australia	0.381%	1/11/13	25,000,000	24,989,708	(a)(b)
Commonwealth Bank of Australia	0.326%	2/11/13	50,000,000	49,968,403	(a)(b)
Commonwealth Bank of Australia	0.382%	5/20/13	75,000,000	75,000,000	(b)(c)
DnB NOR Bank ASA	0.300%	1/28/13	17,200,000	17,191,973	(a)(b)
DnB NOR Bank ASA	0.330%	2/7/13	100,000,000	99,939,500	(a)(b)
General Electric Capital Corp.	0.321%	1/22/13	150,000,000	149,933,333	(a)
General Electric Capital Corp.	0.310%	2/26/13	100,000,000	99,926,806	(a)
General Electric Capital Corp.	0.310%	2/27/13	70,000,000	69,948,161	(a)
General Electric Capital Corp.	0.310%	2/27/13	50,000,000	49,962,972	(a)
General Electric Co.	0.170%	12/3/12	175,000,000	175,000,000	(a)
HSBC Americas Inc.	0.250%	2/14/13	50,000,000	49,974,653	(a)
HSBC Bank PLC	0.502%	12/17/12	100,000,000	99,980,556	(a)(b)
HSBC Bank PLC	0.487%	5/23/13	100,000,000	99,769,625	(a)(b)
HSBC Bank PLC	0.436%	5/28/13	60,000,000	59,872,400	(a)(b)
HSBC Bank PLC	0.412%	11/29/13	10,000,000	100,000,000	(b)(c)
ING U.S. Funding LLC	0.612%	3/26/13	100,000,000	99,808,528	(a)
ING U.S. Funding LLC	0.381%	4/2/13	65,000,000	64,917,667	(a)
ING U.S. Funding LLC	0.320%	4/15/13	18,500,000	18,478,129	(a)
ING U.S. Funding LLC	0.481%	4/26/13	20,000,000	19,961,600	(a)
Kreditanstalt Fur Wiederaufbau International Finance Inc.	0.210%	1/22/13	75,000,000	74,978,125	(a)
National Australia Funding	0.250%	4/23/13	92,500,000	92,409,427	(a)(b)
National Bank of Canada	0.299%	12/14/12	65,000,000	65,000,000	(c)
Nestle Finance International Ltd.	0.265%	3/15/13	100,000,000	99,924,917	(a)
Nordea North America Inc.	0.381%	1/18/13	188,000,000	187,908,716	(a)
Nordea North America Inc.	0.361%	2/13/13	75,000,000	74,946,000	(a)
Nordea North America Inc.	0.321%	3/11/13	97,000,000	96,915,502	(a)
NRW Bank	0.210%	12/3/12	300,000,000	300,000,000	(a)(b)
NRW Bank	0.210%	12/4/12	146,750,000	146,749,144	(a)(b)
NRW Bank	0.210%	12/10/12	50,000,000	49,997,959	(a)(b)
Oversea-Chinese Banking Corp. Ltd.	0.431%	12/3/12	50,000,000	50,000,000	(a)
Oversea-Chinese Banking Corp. Ltd.	0.431%	12/4/12	100,000,000	99,998,806	(a)
Oversea-Chinese Banking Corp. Ltd.	0.341%	5/24/13	90,000,000	90,000,000	(c)
PNC Bank N.A.	0.361%	2/12/13	75,000,000	74,946,750	(a)
Rabobank USA Financial Corp.	0.401%	1/22/13	80,000,000	79,955,555	(a)
Skandinaviska Enskilda Banken AG	0.156%	12/13/12	50,000,000	49,992,708	(a)(b)
Skandinaviska Enskilda Banken AG	0.526%	12/13/12	53,475,000	53,467,202	(a)(b)
Skandinaviska Enskilda Banken AG	0.534%	12/13/12	50,000,000	49,992,708	(a)(b)
Skandinaviska Enskilda Banken AG	0.451%	3/28/13	49,200,000	49,129,275	(a)(b)
Skandinaviska Enskilda Banken AG	0.421%	4/4/13	100,000,000	99,857,666	(a)(b)
Societe Generale N.A. Inc.	0.190%	12/3/12	258,000,000	258,000,000	(a)
Svenska Handelsbanken Inc.	0.381%	1/22/13	17,700,000	17,690,658	(a)(b)
Swedbank ABSwedbank AB	0.270%	4/15/13	175,000,000	174,825,437	(a)
Swedbank AB	0.582%	2/28/13	75,000,000	74,894,875	(a)
Swedbank AB	0.351%	4/24/13	25,000,000	24,965,486	(a)
Swedbank AB	0.321%	5/3/13	100,000,000	99,865,778	(a)
Swedbank AB	0.351%	5/28/13	25,000,000	24,957,222	(a)

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - continued
Toyota Motor Credit Corp.	0.371%	12/21/12	$25,835,000	$25,830,221	(a)
Toyota Motor Credit Corp.	0.300%	3/1/13	75,000,000	74,945,000	(a)
Toyota Motor Credit Corp.	0.290%	4/26/13	100,000,000	99,884,000	(a)
Westpac Banking Corp.	0.421%	5/1/13	120,000,000	119,791,400	(a)(b)
Westpac Banking Corp.	0.353%	10/30/13	100,000,000	100,000,000	(b)(c)

Total Commercial Paper				4,956,345,624

Corporate Bonds & Notes - 2.3%
Australia & New Zealand Banking Group	0.529%	4/12/13	100,000,000	100,000,000	(b)(c)
Bank Nederlandse Gemeenten	4.375%	7/24/13	21,756,000	22,268,745
Canadian Imperial Bank of Commerce	1.450%	9/13/13	32,375,000	32,639,743
General Electric Capital Corp.	2.800%	1/8/13	34,146,000	34,225,492
ING Bank NV	1.439%	3/15/13	72,000,000	72,229,500	(b)(c)
Svenska Handelsbanken AB	0.439%	12/7/12	99,700,000	99,700,000	(b)(c)
Westpac Banking Corp.	0.901%	4/8/13	35,000,000	35,053,812	(b)(c)

Total Corporate Bonds & Notes				396,117,292

Medium-Term Notes - 0.7%
Deutsche Bank AG	4.875%	5/20/13	25,000,000	25,505,699
Toyota Motor Credit Corp.	0.499%	6/13/13	100,000,000	100,000,000	(c)

Total Medium-Term Notes				125,505,699

Time Deposits - 17.4%
Australia New Zeland Grand Cayman	0.170%	12/3/12	100,000,000	100,000,000
Bank of Nova Scotia	0.180%	12/3/12	473,131,000	473,131,000
Bank of Tokyo Mitsubishi	0.170%	12/3/12	250,000,000	250,000,000
Commonwealth of Australia	0.160%	12/3/12	200,000,000	200,000,000
Deutsche Bank AG NY	0.170%	12/3/12	410,000,000	410,000,000
DnB NOR Bank ASA	0.170%	12/3/12	129,720,000	129,720,000
National Bank of Canada	0.160%	12/3/12	100,502,000	100,502,000
Natixis	0.200%	12/3/12	281,565,000	281,565,000
Nordea Finland Grand Cayman	0.170%	12/3/12	170,000,000	170,000,000
Skandinaviska Enskilda Cayman	0.180%	12/3/12	240,000,000	240,000,000
Societe Generale Grand Cayman	0.190%	12/3/12	135,000,000	135,000,000
Svenska Handelsbanken Grand Cayman	0.170%	12/3/12	200,000,000	200,000,000
Swedbank Grand Cayman	0.180%	12/3/12	245,000,000	245,000,000

Total Time Deposits				2,934,918,000

U.S. Government Agencies - 2.2%
Federal Home Loan Bank (FHLB), Notes	0.133%	1/27/14	100,000,000	99,952,263	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.350%	1/10/13	50,000,000	50,003,156	(c)
Federal National Mortgage Association (FNMA), Discount Notes	0.010%	5/15/13	214,696,000	214,530,744

Total U.S. Government Agencies				364,486,163

U.S. Treasury Bills - 1.3%
U.S. Treasury Bills	0.175%	12/27/12	225,000,000	224,973,750	(a)

U.S. Treasury Notes - 1.7%
U.S. Treasury Notes	0.250%	11/30/13	128,860,000	128,915,008
U.S. Treasury Notes	2.000%	11/30/13	155,000,000	157,741,152

Total U.S. Treasury Notes				286,656,160

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Repurchase Agreements - 14.8%
Bank of America N.A., tri-party repurchase agreement dated 11/30/12; Proceeds at maturity - $400,006,667; (Fully collateralized by various U.S. government obligations, 0.000% to 0.750% due 2/28/13 to 8/15/13 to ; Market value - $408,000,012)	0.200%	12/3/12	$400,000,000	$400,000,000
Bank of America N.A., tri-party repurchase agreement dated 11/30/12; Proceeds at maturity - $151,002,643; (Fully collateralized by U.S. government obligations, 1.250% due 4/15/14; Market value - $154,020,028)	0.210%	12/3/12	151,000,000	151,000,000
Barclays Capital Inc., repurchase agreement dated 11/30/12; Proceeds at maturity - $600,011,000; (Fully collateralized by U.S. government obligations, 1.875% due 7/15/13; Market value - $612,010,936)	0.220%	12/3/12	600,000,000	600,000,000
Federal Reserve Bank of New York tri-party repurchase agreement dated 11/30/12; Proceeds at maturity - $10,000,150; (Fully collateralized by U.S. government obligations, 1.000% due 8/31/16; Market value - $10,000,168)	0.180%	12/3/12	10,000,000	10,000,000
Interest in $5,000,000,000 joint tri-party repurchase agreement dated 11/30/12 with RBS Securities Inc.; Proceeds at maturity - $1,250,018,750; (Fully collateralized by various U.S. government agency obligations, 0.250% to 4.250% due 12/31/12 to 5/15/22; Market value - $1,275,000,528)	0.180%	12/3/12	1,250,000,000	1,250,000,000
Interest in $500,000,000 joint tri-party repurchase agreement dated 11/30/12 with RBS Securities Inc.; Proceeds at maturity - $80,001,267; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.250% due 12/31/12 to 5/15/22; Market value - $81,600,054)	0.190%	12/3/12	80,000,000	80,000,000

Total Repurchase Agreements				2,491,000,000

TOTAL INVESTMENTS - 101.0% (Cost - $17,024,697,943#)				17,024,697,943
Liabilities in Excess of Other Assets - (1.0)%				(166,638,473)

TOTAL NET ASSETS - 100.0%				$16,858,059,470

(a)	Rate shown represents yield-to-maturity.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2012, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$17,024,697,943	—	$17,024,697,943

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to

Notes to Schedule of Investments (unaudited) (continued)

satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2012, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 25, 2013